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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                   	  Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Strategic Income Fund
                    Schedule of Investments  12/31/09 (unaudited)

    Principal Float
    Amount ($)Rate (d)                                         Value
                    CONVERTIBLE CORPORATE BONDS - 3.8 %
                    Energy - 0.7 %
                    Coal & Consumable Fuels - 0.4 %
    11,320,000      Massey Energy Co., 3.25%, 8/1/15       $   9,890,850
                    Oil & Gas Drilling - 0.0 %
    1,950,000       Transocean Sedco, 1.625%, 12/15/37     $   1,930,500
                    Oil & Gas Exploration & Production - 0.1 %
    3,375,000       Chesapeake Energy Corp., 2.5%, 5/15/37 $   3,020,625
                    Total Energy                           $  14,841,975
                    Materials - 0.1 %
                    Forest Products - 0.1 %
    2,225,000       Sino Forest Corp., 5.0%, 8/1/13 (144A) $   2,650,643
                    Total Materials                        $   2,650,643
                    Capital Goods - 0.7 %
                    Construction & Farm Machinery & Heavy Trucks - 0.0 %
    440,000         Greenbrier Co., Inc., 2.375%, 5/15/26  $     330,000
                    Electrical Component & Equipment - 0.4 %
    6,595,000       General Cable Corp., 4.5%, 11/15/29    $   6,784,606
    2,500,000       SunPower Corp., 1.25%, 2/15/27             2,156,250
                                                           $   8,940,856
                    Trading Companies & Distributors - 0.2 %
    4,584,000       WESCO International, Inc., 6.0%,  9/15/$   5,592,480
                    Total Capital Goods                    $  14,863,336
                    Transportation - 0.2 %
                    Marine - 0.2 %
    6,245,000       Horizon Lines, Inc., 4.25%, 8/15/12    $   5,074,063
                    Total Transportation                   $   5,074,063
                    Health Care Equipment & Services - 0.4 %
                    Health Care Equipment - 0.1 %
    4,802,000       Hologic, Inc., 2.0%, 12/15/37          $   4,099,708
                    Health Care Services - 0.2 %
    6,860,000       OMNICARE, Inc., 3.25%, 12/15/35        $   5,582,325
                    Total Health Care Equipment & Services $   9,682,033
                    Pharmaceuticals & Biotechnology - 0.1 %
                    Pharmaceuticals - 0.1 %
    2,995,000       Mylan Labs, Inc., 1.25%, 3/15/12 (b)   $   3,107,313
                    Total Pharmaceuticals & Biotechnology  $   3,107,313
                    Banks - 0.1 %
                    Regional Banks - 0.0 %
    1,940,000       National City Corp., 4.0%, 2/1/11      $   1,976,375
                    Total Banks                            $   1,976,375
                    Diversified Financials - 0.3 %
                    Asset Management & Custody Banks - 0.3 %
    7,057,000       Affiliated Managers Group, Inc., 3.95%,$   6,995,251
                    Total Diversified Financials           $   6,995,251
                    Technology Hardware & Equipment - 0.4 %
                    Electronic Equipment & Instruments - 0.2 %
    5,090,000       L-1 Identity Solutions, Inc., 3.75%,  5$   4,587,363
                    Technology Distributors - 0.2 %
    5,230,000       Anixter International, Inc., 1.0%, 2/15$   5,033,875
                    Total Technology Hardware & Equipment  $   9,621,238
                    Semiconductors - 0.2 %
    3,480,000       Intel Corp., 3.25%, 8/1/39             $   3,997,650
                    Total Semiconductors                   $   3,997,650
                    Telecommunication Services - 0.5 %
                    Integrated Telecommunication Services - 0.1 %
    2,494,000       Qwest Communications International, Inc$   2,587,525
                    Wireless Telecommunication Services - 0.4 %
    10,470,000      NII Holdings, Inc., 3.125%, 6/15/12    $   9,606,223
                    Total Telecommunication Services       $  12,193,748
                    TOTAL CONVERTIBLE CORPORATE BONDS
                    (Cost  $66,441,938)                    $  85,003,625

                    PREFERRED STOCKS - 0.5 %
                    Materials - 0.1 %
                    Diversified Metals & Mining - 0.1 %
    23,100          Freeport-McMoran Copper  & Gold, Inc., $   2,661,120
                    Total Materials                        $   2,661,120
                    Diversified Financials - 0.4 %
                    Diversified Financial Services - 0.4 %
    9,270           Bank of America Corp., 7.25%, 12/31/49 $   8,157,600
                    Total Diversified Financials           $   8,157,600
                    TOTAL PREFERRED STOCK
                    (Cost  $8,420,635)                     $  10,818,720

                    COMMON STOCKS - 0.7 %
                    Materials - 0.2 %
                    Commodity Chemicals - 0.1 %
    213,345         Georgia Gulf Corp. *                   $   3,707,936
                    Forest Products - 0.0 %
    151,370         Ainsworth Lumber Co., Ltd. *           $     383,142
                    Total Materials                        $   4,091,078
                    Transportation - 0.0 %
                    Airlines - 0.0 %
    78,879          Delta Air Lines, Inc. *                $     897,643
                    Total Transportation                   $     897,643
                    Automobiles & Components - 0.2 %
                    Auto Parts & Equipment - 0.2 %
    76,303          Lear Corp. *                           $   5,161,135
                    Total Automobiles & Components         $   5,161,135
                    Diversified Financials - 0.2 %
                    Asset Management & Custody Banks - 0.2 %
    142,096         Legg Mason, Inc. (b)                   $   4,285,615
                    Total Diversified Financials           $   4,285,615
                    Real Estate - 0.0 %
                    Real Estate Development - 0.0 %
    266,967         Newhall Land Development LLC.  *       $     467,193
                    Total Real Estate                      $     467,193
                    TOTAL COMMON STOCKS
                    (Cost  $13,201,617)                    $  14,902,664

                    ASSET BACKED SECURITIES - 3.8 %
                    Materials - 0.1 %
                    Aluminum - 0.0 %
    1,207,812  0.00 Asset Backed Funding Certification, Flo$   1,162,583
                    Steel - 0.1 %
    1,274,822  0.66 Mastr Asset Backed Security Trust, 0.67$   1,194,732
                    Total Materials                        $   2,357,315
                    Consumer Services - 0.2 %
                    Restaurants - 0.2 %
    5,205,000       Dunkin Brands Master Finance LLC,  8.28$   4,398,017
    1,400,000       Dunkin Brands Master Finance LLC, 5.779    1,349,810
                    Total Consumer Services                $   5,747,827
                    Food & Drug Retailing - 0.2 %
                    Food Retail - 0.2 %
    3,575,000       Dominos Pizza Master Issuer LLC, 5.261%$   3,063,981
    6,400,000       Dominos Pizza Master Issuer LLC, 7.629%    4,864,000
                    Total Food & Drug Retailing            $   7,927,981
                    Banks - 2.5 %
                    Diversified Banks - 0.1 %
    1,793,723  0.58 Wells Fargo Home Equity Trust, Floating$   1,655,402
                    Thrifts & Mortgage Finance - 2.4 %
    1,898,009  0.83 ACE 2004-HE4 M1, Floating Rate Note, 12$   1,303,398
    3,691,850  0.32 Ace Securities Corp., Floating Rate Not    1,930,086
    728,678    0.68 BSABS 2005-3 A1, Floating Rate Note, 9/      649,415
    2,931,336  0.36 BSABS 2006-4 A1, Floating Rate Note, 10    2,600,497
    1,137,363  0.33 Carrington Mortgage Loan Trust, Floatin      982,642
    1,959,831  0.35 Carrington Mortgage Loan Trust, Floatin    1,731,757
    1,056,118  0.72 Carrington Mortgage Loan Trust, Floatin      967,103
    3,798,157  0.34 Carrington Mortgage Loan Trust, Floatin    3,418,297
    882,615    0.63 Carrington Mortgage Loan Trust, Floatin      743,713
    3,215,000  0.33 Carrington Mortgage, Floating Rate Note    2,450,714
    1,712,480  0.00 CMLTI 2006-WFH2 A2A, Floating Rate Note    1,234,882
    3,815,000  0.74 Countrywide Asset Backed Certificates,     3,178,289
    1,096,297  0.48 Countrywide Asset Backed Certificates,       936,440
    1,851,000  0.65 Countrywide Asset Backed Certificates,     1,572,468
    3,110,236  0.65 Countrywide Asset Backed Certificates,     2,973,837
    1,000,669  5.68 Credit-Based Asset Servicing & securiti      953,637
    2,338,246  0.32 Credit-Based Asset Servicing, Floating     1,995,745
    3,500,000  5.68 CWL 2006-15 A2, Floating Rate Note, 10/    3,418,767
    906,433    0.58 FBR Securitization Trust, Floating Rate      509,298
    2,211,512       FBR Securitization T, 2.76188%,  09/25/    2,051,748
    175,156    0.42 FFML 2006-FF4 A2, Floating Rate Note,        115,760
    1,100,000  0.68 First Franklin Mortgage Loan Asset Back      966,208
    200,439    0.77 First Franklin Mortgage Loan Asset, Bac      172,656
    491,705    0.34 Fremont Home Loan Trust, Floating Rate       479,727
    1,256,000  0.36 GSAMP Trust, Floating Rate Note, 1/25/3    1,004,184
    903,009    0.49 GSAMP Trust, Floating Rate Note, 11/25/      886,013
    1,104,818  0.66 GSAMP Trust ,Floating Rate Note, 3/25/3    1,062,294
    3,009,904  0.58 Lehman XS Trust., Floating Rate Note, 1      805,080
    2,104,841  0.30 Morgan Stanley ABS C, Floating Rate Not    1,567,819
    1,389,910  0.00 Morgan Stanley ABS Capital I, Floating     1,283,394
    35,554     0.64 Morgan Stanley Capital, Inc., Floating        35,318
    666,766    0.33 Morgan Stanley Capital Trust, Floating       652,000
    763,410    0.32 Option One Mortgage Trust, Floating Rat      739,748
    2,275,870  0.00 Residential Asset Mortgage, Products, I    1,953,931
    1,684,220  0.43 Residential Asset Mortgage, Products, I    1,290,971
    1,576,249  0.00 SASC 2007-BC4 A3, Floating Rate Note,      1,470,385
    2,550,000       Saxon Asset Securities, 0.34594%, 11/25    2,386,767
    1,359,509  0.35 SVHE 2007-NS1 A1, Floating Rate Note, 1    1,273,737
                                                           $  53,748,725
                    Total Banks                            $  55,404,127
                    Diversified Financials - 0.8 %
                    Asset Management & Custody Banks - 0.0 %
    2,377,327  1.51 Amortizing Residential Collateral Trust$     960,407
                    Consumer Finance - 0.3 %
    1,248,229  0.31 Indymac Residential Asset Back, Floatin$   1,208,340
    3,800,000  0.60 Novastar Home Equity Loan, Floating Rat    2,391,563
    1,855,000  0.67 RASC 2005-KS7 M1, Floating Rate Note,      1,456,748
    2,150,233  0.46 Residential Asset Securities, Floating     1,797,485
    308,435    0.48 Residential Asset Securities, Floating       280,634
    1,458,595  0.00 Specialty Underwriting & Residential Fi    1,230,284
                                                           $   8,365,054
                    Diversified Financial Services - 0.1 %
    556,000    0.67 Asset Backed Securities Corp., Floating$     517,165
    1,370,640  0.51 Home Equity Asset Trust, Floating Rate     1,175,184
    1,060,920  0.47 JP Morgan Mortgage Acquisition, Floatin      953,900
                                                           $   2,646,249
                    Investment Banking & Brokerage - 0.0 %
    2,050,000  0.39 MLMI 2006-AR1 A2C, Floating Rate Note, $     792,019
                    Specialized Finance - 0.2 %
    611,774    2.71 Aegis Asset Backed Securities, Floating$     292,812
                    Total Diversified Financials           $  13,056,541
                    TOTAL ASSET BACKED SECURITIES
                    (Cost  $88,838,568)                    $  84,493,791

                    Collateralized Mortgage Obligations - 5.1 %
                    Materials - 0.5 %
                    Forest Products - 0.3 %
    6,475,000       T SRAR 2006-1 F, 7.5296%, 10/15/36 (144$   5,957,000
    750,000         TSTAR 2006-1A A, 5.668%, 10/15/36            712,500
                                                           $   6,669,500
                    Steel - 0.1 %
    3,553,996       GMAC Mortgage Corp., Loan Trust, 5.5%, $   3,613,415
                    Total Materials                        $  10,282,915
                    Commercial Services & Supplies - 0.1 %
                    Diversified Support Services - 0.1 %
    1,356,325       CW Capital Cobalt Ltd., 5.174%,  8/15/4$   1,369,559
                    Total Commercial Services & Supplies   $   1,369,559
                    Banks - 3.2 %
                    Thrifts & Mortgage Finance - 3.2 %
    4,285,303       Banc of America Alternative Loan Trust,$   4,271,242
    3,044,746  0.59 Bayview Commercial A, 0.67375%,  04/25/    2,198,901
    3,900,000       BCAP LLC 2006-RR1 PB, Floating Rate Not    3,852,418
    6,100,000       Chase Mortgage Finance Corp., 5.5%, 5/2    5,634,616
    4,014,612       Chase Mortgage Finance Corp., 5.5%, 5/2    3,643,260
    1,244,218  0.58 Countrywide Alternative Loan T, Floatin      648,939
    3,789,978       Countrywide Home Loan Mortgage, 4.5%, 9    2,771,906
    1,600,000       Countrywide Home Loan Mortgage, 5.5%, 9    1,477,273
    60,949     3.84 Countrywide Home Loans, Floating Rate N       56,459
    975,000         CWHL 2005-16 A22, 5.5, 9/25/35               897,878
    1,712,752  0.00 DSLA 2005-AR6 2A1C, Floating Rate Note,      589,663
    689,175    0.00 Global Tower Partners Acquisition, Floa      464,036
    1,664,421  0.63 IMPAC CMB TRUST, Floating Rate Note, 11    1,165,082
    525,931    0.87 Impac Cmb Trust, Floating Rate Note, 9/      343,791
    2,139,428  0.58 Impac Securities Assets Corp., Floating    1,638,990
    1,867,361  4.95 JP Morgan Mortgage Trust, Floating Rate    1,697,575
    4,581,560       JP Morgan Mortgage Trust, 6.0%, 8/25/34    4,164,924
    2,854,486  0.49 Luminent Mortgage Trust, Floating Rate       333,611
    2,203,434       MASTR Alternative Loan, 5.5%  082524       2,109,788
    5,543,940       MASTR Alternative Loans Trust, 6.0%, 7/    4,762,591
    2,183,505       MASTR Asset Securitization Trust, 5.5%     2,201,996
    2,484,130       Residential Funding Mortgage Securities    2,353,175
    2,020,000       SBA CMBS Trust, 6.904%, 11/15/36           2,050,300
    1,058,290  0.54 Structured Asset Mortgage Investments,       590,508
    3,116,137  5.33 Structured Asset Securities, Floating R    2,950,107
    3,800,000       WAMU 2003-S1 A5, 5.5%, 4/25/33             3,725,919
    2,517,675       WAMU Mortgage Pass-Through Certificate,    2,442,792
    3,347,395  0.46 WAMU Mortgage Pass-Through Certificate,    2,462,424
    855,171    0.71 WAMU Mortgage Pass-Through Certificate,      356,629
    3,361,153       Wells Fargo Mortgage Backed Securities,    3,310,736
    2,860,149       Wells Fargo Mortgage Backed Securities,    2,702,841
    2,110,413       Wells Fargo Mortgage Backed Securities,    2,103,488
    2,770,652       Wells Fargo Mortgage Backed Securities,    2,575,041
                                                           $  72,548,899
                    Total Banks                            $  72,548,899
                    Diversified Financials - 1.2 %
                    Diversified Financial Services - 1.2 %
    3,915,000       American Tower Trust, 5.9568%, 4/15/14 $   3,993,300
    5,952,655       Banc of America Mortgage, 4.75%, 10/25/    5,774,076
    1,717,304       Banc of America Mortgage Securities, 5.    1,698,521
    1,365,000  8.13 Chase Commercial Mortgage Securities Co    1,357,989
    3,572,000       Citicorp Mortgage Securities, 5.5%, 4/2    3,404,004
    930,000         Crown Castle Towers LLC, 4.878%,  6/15/      939,300
    2,390,000       Crown Castle Towers LLC, 5.4696%, 11/15    2,443,775
    5,360,000       Crown Castle Towers LLC, 5.7724%, 11/15    5,480,600
    3,038,178       J.P. Morgan Alternative Loan Trust, 6.0    2,145,735
                                                           $  27,237,300
                    Specialized Finance - 0.0 %
    182,433    0.00 INDX 2004-AR1 2A, Floating Rate Note, 4$      93,660
                    Total Diversified Financials           $  27,330,960
                    Real Estate - 0.0 %
                    Mortgage Real Estate Investment Trust - 0.0 %
    736,011    1.38 CS First Boston Mortgage Security, Floa$      93,107
                    Total Real Estate                      $      93,107
                    Telecommunication Services - 0.0 %
                    Integrated Telecommunication Services - 0.0 %
    895,000    0.00 Global Tower Partners Acquisition, 7.87$     877,100
                    Total Telecommunication Services       $     877,100
                    Government - 0.1 %
    1,646,478  0.00 Freddie Mac, 5.0%, 8/15/35             $   1,715,646
                    Total Government                       $   1,715,646
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost  $118,497,691)                   $ 114,218,186

                    CORPORATE BONDS - 50.5 %
                    Energy - 7.4 %
                    Coal & Consumable Fuels - 0.4 %
    3,400,000       Bumi Capital Pte, Ltd., 12.0%, 11/10/16$   3,366,000
    6,585,000       Massey Energy Co., 6.875%, 12/15/13        6,576,769
                                                           $   9,942,769
                    Oil & Gas Drilling - 0.5 %
    5,158,028       DDI Holdings AS, 9.3%, 1/19/12 (144A)  $   4,745,386
    828,935         DDI Holdings AS, 9.3%, 4/23/12 (144A)        788,234
    7,525,000       Transocean Sedco Forex, Inc., 1.5%, 12/    7,261,625
                                                           $  12,795,245
                    Oil & Gas Equipment And Services - 0.7 %
    2,970,000       Complete Production Service, Inc., 8.0%$   2,929,163
    1,830,000       Expro Finance Luxembourg SCA, 8.5%, 12/    1,816,275
    4,695,000       Oceanografia SA DE CV, 11.25%, 7/15/15     2,488,350
    3,000,000  0.00 Sevan Marine ASA, Floating Rate Note, 5    2,370,000
NOK 5,000,000 11.99 Sevan Marine ASA, Floating Rate Note, 1      733,460
    4,025,000       Weatherford International Ltd., 9.625%,    5,017,980
                                                           $  15,355,228
                    Oil & Gas Exploration & Production - 3.0 %
    2,520,000       Canadian Natural Resources, 5.9%, 2/1/1$   2,708,262
    1,020,000       Chesapeake Energy Corp., 7.25% 12/15/18    1,027,650
    760,000         Chesapeake Energy Corp., 9.5%, 2/15/15       834,100
    690,000         Denbury Resources, Inc., 9.75%, 3/1/16       736,575
    765,000         Gaz Capital, 8.146%, 4/11/18 (144A)          806,119
    3,798,861       Gazprom International SA, 7.201%, 2/1/2    3,870,089
    3,328,791       Gazprom International SA, 7.201%, 2/1/2    3,391,205
    2,065,000       Harvest Operations Corp., 7.875%, 10/15    2,095,975
    3,936,000       Hilcorp Energy, 7.75%,11/1/15 (144A)       3,857,280
    1,655,000       Hilcorp Energy, 9.0%, 6/1/16 (144A)        1,679,825
NOK 15,000,000      Norwegian Energy Co. AS, 12.9%, 11/20/1    2,595,156
    3,500,000       Pacific Rubiales Energy Corp., 8.75%  1    3,675,000
    1,605,000       Petrohawk Energy Corp., 10.5%, 8/1/14      1,753,463
    3,340,000       PetroHawk Energy Corp., 9.125%, 7/15/13    3,490,300
    4,060,000       Plains Exploration & Production Co., 8.    4,171,650
    4,845,000       Quicksilver Resources, Inc., 7.125%, 4/    4,517,963
    2,680,000       Ras Laffan Liquefied Natural Gas Co., L    2,807,686
    1,900,000       SandRidge Energy, Inc., 8.0% 6/1/18        1,866,750
    4,560,000       SandRidge Energy, Inc., 8.625, 4/1/15      4,560,000
    3,360,000       SandRidge Energy, Inc., Floating Rate N    3,012,233
    7,577,755       Tengizchevroil Finance Co., 6.124%, 11/    7,577,755
    1,295,000       TNK-BP Finance SA, 6.625%, 3/20/17 (144    1,265,863
    4,160,000       TNK-BP Finance SA, 7.5%, 7/18/16 (144A)    4,264,000
    1,250,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144    1,284,375
                                                           $  67,849,274
                    Oil & Gas Refining & Marketing - 0.7 %
    3,500,000       Petroplus Finance Ltd., 9.37%, 9/15/19 $   3,482,500
    3,625,000       Spectra Energy Capital 6.2%, 4/15/18       3,849,801
    2,410,000       Tesoro Corp., 9.75%, 6/1/19                2,494,350
    1,800,000       Tesoro Corp., 6.625%, 11/1/15              1,710,000
    4,190,000       Valero Energy Corp., 9.375%, 3/15/19       4,983,578
                                                           $  16,520,229
                    Oil & Gas Storage & Transportation - 1.9 %
    1,750,000       Buckeye Partners LP, 6.05%, 1/15/18    $   1,812,890
    885,000         Copano Energy LLC, 8.125%, 3/1/16            893,850
    4,230,000       DCP Midstream Partners LP, 9.75%  3/15/    5,204,825
    3,578,000       Enterprise Products Partners LP, Floati    3,488,550
    5,225,000       Kinder Energy Partners LP, 5.95%, 2/15/    5,534,398
    770,000         Markwest Energy Partners LP, 8.75%, 4/1      793,100
    4,575,000       NGPL Pipeco LLC, 6.514%, 12/15/12 (144A    4,972,499
    5,100,000       Plains All America Pipeline LP, 6.125%,    5,356,851
    5,035,000       Questar Pipeline Co., 5.83%, 2/1/18        5,135,398
    8,490,000  7.20 Southern Union Co., 7.2%, 11/1/66          7,258,950
    2,100,000       Spectra Energy Capital LLC, 6.75%, 7/15    2,233,109
                                                           $  42,684,420
                    Total Energy                           $ 165,147,165
                    Materials - 4.6 %
                    Aluminum - 0.3 %
    4,507,000       Asia Aluminum Holdings Ltd., 8.0%, 12/2$     704,219
    3,050,000       CII CARBON LLC, 11.125%, 11/15/15          3,069,063
    1,544,226  6.83 Noranda Aluminum Acquisition Corp., Flo    1,198,705
    2,160,000       Novelis Inc., 7.25%, 02/15/15              2,057,400
                                                           $   7,029,387
                    Commodity Chemicals - 0.3 %
    4,385,000       Basell Finance Co., 8.1%, 3/15/27 (144A$   3,902,650
    1,500,000       Nova Chemicals Corp., 8.375%, 11/1/16 (    1,522,500
    1,500,000       Nova Chemicals Corp., 8.625%, 11/1/19 (    1,526,250
                                                           $   6,951,400
                    Construction Materials - 0.2 %
    3,000,000  6.64 C8 Capital SPV Ltd., Floating Rate Note$   2,081,430
    905,000         Holcim Ltd., 6.0%, 12/30/19 (144A)           942,006
    1,750,000       Voto-Votorantim Over, 6.625%, 9/25/19      1,754,375
                                                           $   4,777,811
                    Diversified Chemical - 0.1 %
    2,450,000       Ineos Group Holdings Plc, 7.875%, 2/15/$   2,220,150
                    Diversified Metals & Mining - 1.3 %
    2,745,000       Anglo American Capital Plc, 9.375%, 4/8$   3,293,830
    895,000         FMG Finance Pty Ltd., 10.625%, 9/1/16 (      990,094
    4,200,000  5.88 Freeport-McMoran Copper & Gold, Inc., F    4,176,396
    3,175,000       Prime Dig Pte Ltd., 11.75%  11/03/14       3,206,750
    4,070,000       Rio Tinto Finance Plc, 8.95%, 5/1/14       4,877,085
    5,155,000       Teck Resources, Ltd., 10.25%, 5/15/16 (    6,005,575
    5,980,000       Vedenta Resources Plc, 9.5%, 7/18/18 (1    6,069,700
                                                           $  28,619,430
                    Fertilizers & Agricultural Chemicals - 0.3 %
    7,260,000       Agrium Inc., 6.75%, 1/15/19            $   7,848,801
                    Forest Products - 0.0 %
    516,549         Ainsworth Lumber Co., Ltd., 11.0%, 7/29$     320,906
                    Metal & Glass Containers - 0.3 %
EURO1,020,000       Ardagh Glass Finance Plc, 9.25%, 7/1/16$   1,576,438
EURO1,935,000       Consol Glass Ltd., 7.625%, 4/15/14 (144    2,550,496
    2,130,000       Greif Brothers Corp., 6.75%, 2/1/17        2,087,400
                                                           $   6,214,334
                    Paper Packaging - 0.4 %
    835,000         AEP Industries, Inc., 7.875%, 3/15/13  $     799,513
    2,980,000       Graham Packaging Co., 8.25%, 1/1/17        2,942,750
    4,035,000       Graphic Packaging Co., 9.5%, 8/15/13 (b    4,166,138
                                                           $   7,908,401
                    Precious Metals & Minerals - 0.1 %
    3,250,000       Alrosa Finance SA, 8.875%, 11/17/14 (14$   3,343,438
                    Specialty Chemicals - 0.2 %
    815,000         Arco Chemical Co., 9.8%, 2/1/20        $     578,650
    3,670,000       Cytec Industries, Inc., 8.95%, 7/1/17      4,353,046
                                                           $   4,931,696
                    Steel - 1.0 %
    4,485,000       Allegheny Technologies, Inc., 9.375%, 6$   5,162,473
    5,420,000       ArcelorMittal, 6.125%, 6/1/18              5,592,551
    1,675,000       Commercial Metals Co., 7.35%, 8/15/18      1,785,754
    1,500,000       Essar Steel Algoma, Inc., 9.375%, 3/15/    1,479,375
    2,480,000       Evraz Group SA, 8.875%, 4/24/13 (144A)     2,480,000
    4,555,000       POSCO, 8.75%, 3/26/14                      5,388,806
                                                           $  21,888,959
                    Total Materials                        $ 102,054,713
                    Capital Goods - 4.4 %
                    Aerospace & Defense - 0.7 %
    3,500,000       Aeroflex, Inc., 11.75%, 2/15/15        $   3,535,000
    5,115,000       BE Aerospace, Inc., 8.5%, 7/1/18           5,421,900
    1,830,000       DigitalGlobe, Inc., 10.5%, 5/1/14          1,958,100
    4,255,000       Esterline Technology Corp., 7.75%, 6/15    4,345,419
    400,000         L-3 Communications Corp., 6.125%, 1/15/      402,500
                                                           $  15,662,919
                    Building Products - 0.1 %
    3,852,000       C10 Capital SPV Ltd., Floating Rate Not$   2,715,044
                    Construction & Engineering - 0.2 %
    3,550,000       Dycom Industries, 8.125%, 10/15/15     $   3,266,000
    1,545,000  6.65 Esco Corp., Floating Rate Note, 12/15/1    1,407,881
                                                           $   4,673,881
                    Construction & Farm Machinery & Heavy Trucks - 0.7 %
    5,880,000       American Railcar Industries, Inc., 7.50$   5,490,450
    2,500,000       Commercial Vehicle Group, Inc., 8.0%, 7    1,487,500
    1,345,000       Cummins, Inc., 6.75%, 2/15/27              1,293,520
    6,255,000       Greenbrier Co., Inc., 8.375%, 5/15/15      5,168,194
    1,120,000       Titan Wheel International, Inc., 8.0%,     1,097,600
    760,000         Volvo Treasury AB, 5.95%, 4/1/15             784,255
                                                           $  15,321,519
                    Electrical Component & Equipment - 0.8 %
    5,609,000       Anixter International Corp., 5.95%, 3/1$   5,258,438
    5,585,000       Baldor Electric Co., 8.625%, 2/15/17 (b    5,710,663
    5,010,000       BELDEN CDT, Inc., 7.0%, 3/15/17            4,878,488
    3,100,000       Thomas & Betts Corp., 5.625%, 11/15/21     3,030,421
                                                           $  18,878,010
                    Industrial Conglomerates - 0.4 %
    4,190,000       Park-Ohio Industries, Inc., 8.375%, 11/$   3,215,825
    1,770,000       Stena AB, 6.125%, 2/1/17 (144A)            2,206,217
    4,270,000       Tyco Electronics Group SA, 6.55%, 10/1/    4,415,013
    750,000         Tyco International Finance SA, 8.5% 1/1      905,811
                                                           $  10,742,866
                    Industrial Machinery - 0.6 %
    2,150,000       Gardner Denver, Inc., 8.0%, 5/1/13     $   2,107,000
    3,160,000       Industrias Metalurgicas Pescar, 11.25%,    2,401,600
    3,020,000       Ingersoll-Rand Global Holding Co., Ltd.    3,608,710
    5,125,000       Mueller Water Products, Inc., 7.375%, 6    4,740,625
                                                           $  12,857,935
                    Trading Companies & Distributors - 0.8 %
    1,520,000       Ace Hardware Corp. 9.125%, 6/1/16 (144A$   1,609,300
    6,535,000       GATX Financial Corp., 6.0%, 2/15/18 (b)    6,155,467
    9,380,000       Glencore Funding LLC, 6.0%, 4/15/14 (14    9,596,453
                                                           $  17,361,220
                    Total Capital Goods                    $  98,213,394
                    Commercial Services & Supplies - 0.0 %
                    Environmental & Facilities Services - 0.0 %
    1,695,000       Aleris International, Inc., 9.0%, 12/15$       8,848
                    Total Commercial Services & Supplies   $       8,848
                    Transportation - 1.1 %
                    Air Freight & Couriers - 0.2 %
    900,000         Ceva Group Plc, 10.0%, 9/1/14 (144A)   $     855,000
    355,000         CEVA Group Plc, 11.625%, 10/1/16             364,319
EURO1,172,000       CEVA Group Plc, 12.0%, 9/1/14              1,620,357
    1,924,000       Ceva Group Plc, 8.50%, 12/1/14 (144A)      2,012,258
                                                           $   4,851,934
                    Airlines - 0.2 %
    453,706         Continental Airlines, Inc., 7.461%, 4/1$     428,752
    1,604,187       Continental Airlines, Inc., 6.795%, 8/2    1,443,768
    1,584,956       Delta Airlines, Inc., 7.779%, 1/2/12 (b    1,521,558
    1,860,810       UAL Pass Through Trust, 8.03%,  7/1/11     1,808,316
                                                           $   5,202,394
                    Marine - 0.1 %
    1,780,000       CMA CGM SA, 7.25%, 2/1/13 (144A)       $   1,121,400
                    Railroads - 0.6 %
    2,530,000       Burlington Sante Fe Corp., 5.75%, 3/15/$   2,687,493
    2,950,000       Kansas City Southern Mexico, 7.375%, 6/    2,876,250
    2,185,000       Kansas City Southern Mexico, 7.625%, 12    2,152,225
    3,890,000       Kansas City Southern Railway, 8.0%, 6/1    4,050,463
    1,245,000       Union Pacific Corp., 7.875%, 1/15/19       1,506,451
                                                           $  13,272,882
                    Total Transportation                   $  24,448,610
                    Automobiles & Components - 0.6 %
                    Auto Parts & Equipment - 0.5 %
    2,750,000       Allison Transmission, Ltd., 11.0%, 11/1$   2,887,500
    3,555,000       Tenneco Automotive, Inc., 8.625%, 11/15    3,586,106
    5,635,000       TRW Automotive, Inc., 7.25%, 3/15/17       5,465,950
                                                           $  11,939,556
                    Tires & Rubber - 0.0 %
    350,000         Goodyear Tire & Rubber Co., 10.5%, 5/15$     386,750
                    Total Automobiles & Components         $  12,326,306
                    Consumer Durables & Apparel - 1.3 %
                    Homebuilding - 0.5 %
    4,110,000       Desarrolladora Homex SAB de CV, 9.5%, 1$   4,120,275
    5,079,000       Meritage Homes Corp., 6.25%, 3/15/15       4,672,680
    1,540,000       Urbi Desarrollos Urbanos SAB de CV, 8.5    1,486,100
                                                           $  10,279,055
                    Household Appliances - 0.2 %
    4,940,000       Whirlpool Corp., 5.5%, 3/1/13          $   5,086,881
                    Housewares & Specialties - 0.6 %
    8,141,000       Controladora Mabe Sa CV, 7.875%, 10/28/$   8,161,353
    2,580,000       Yankee Acquisition Corp., 8.5%, 2/15/15    2,560,650
    2,355,000       Yankee Acquisition Corp., 9.75%, 2/15/1    2,319,675
                                                           $  13,041,678
                    Textiles - 0.0 %
    1,015,000       Invista, 9.25%, 5/1/12 (144A)          $   1,030,225
                    Total Consumer Durables & Apparel      $  29,437,839
                    Consumer Services - 2.1 %
                    Casinos & Gaming - 1.6 %
EURO5,415,000       Codere Finance SA., 8.25%, 6/15/15 (144$   6,827,110
    1,135,000       Firekeepers Development Authority, 13.8    1,288,225
EURO7,530,000  8.25 Lottomatica SpA, Floating Rate Note, 3/   10,262,856
    1,875,000       Mashantucket Pequot Tribe, 8.5%, 11/15/      459,375
    2,841,000       Peermont Global Ltd., 7.75%, 4/30/14 (1    3,541,166
    3,960,000       Scientific Games Corp., 6.25%, 12/15/12    3,900,600
    1,645,000       Scientific Games International, Inc., 9    1,727,250
    5,663,000       Scientific Games International, Inc., 9    5,946,150
    1,780,000       Shingle Springs Tribal, 9.375%, 6/15/15    1,352,800
    2,875,000       Station Casinos, Inc., 6.625%, 3/15/18        14,375
                                                           $  35,319,907
                    Education Services - 0.2 %
    3,310,000       Leland Stanford Junior University, 4.75$   3,352,103
    2,820,000       President & Fellows of Harvard, Floatin    2,899,665
                                                           $   6,251,768
                    Specialized Consumer Services - 0.2 %
    5,322,000       Service Corp., International, 8.0%  11/$   5,242,170
                    Total Consumer Services                $  46,813,845
                    Media - 1.8 %
                    Broadcasting - 1.6 %
    3,390,000       Grupo Telivisa SA, 6.0%, 5/15/18 (144A)$   3,411,150
    4,265,000       Hughes Network Systems LLC, 9.5%, 4/15/    4,403,613
    685,000         Hughes Network Systems LLC 9.5%, 4/15/1      700,413
    6,087,500       Intelsat Bermuda Ltd., 11.5%, 2/4/17 (1    5,980,969
    3,850,000       Kabel Deutschland GMBH, 10.625%, 7/1/14    4,023,250
    790,000         News America, Inc., 5.65%, 8/15/20 (144      822,591
    7,500,000       Intelsat Subsidiary Holding Co., 8.5%,     7,650,000
    4,125,000       Telesat Canada / Telesat LLC, 12.5%, 11    4,537,500
    6,651,800       Univision Communications, Inc., 9.75%,     5,828,640
                                                           $  37,358,126
                    Cable & Satellite - 0.1 %
    1,100,000       Time Warner Cable, Inc., 8.25%, 4/1/19 $   1,310,203
    640,000         Time Warner Cable, Inc., 8.75, 2/14/19       780,015
                                                           $   2,090,218
                    Total Media                            $  39,448,344
                    Retailing - 0.8 %
                    Apparel Retail - 0.2 %
    2,335,000       Brown Shoe Co., Inc., 8.75%, 5/1/12    $   2,378,781
    2,530,000  8.21 Edcon Proprietary Ltd., Floating Rate N    2,294,457
                                                           $   4,673,238
                    Internet Retail - 0.5 %
    1,785,000       Expedia Inc., 8.5%, 7/1/16 (144A)      $   1,930,031
    7,395,000       Ticketmaster Entertainment, Inc., 10.75    7,968,113
                                                           $   9,898,144
                    Specialty Stores - 0.1 %
    2,805,000       Sally Holdings, Inc., 9.25%, 11/15/14 ($   2,910,188
                    Total Retailing                        $  17,481,570
                    Food Beverage & Tobacco - 1.3 %
                    Agricultural Products - 0.2 %
    4,035,000       Cargrill, Inc., 5.2%, 1/22/13 (144A)   $   4,278,484
                    Brewers - 0.4 %
    4,255,000       Anheuser-Busch InBev Worldwide Inc., 7.$   4,981,733
    535,000         Cia Brasileira de Bebida SA, 10.5%, 12/      616,588
    2,530,000       Cia Brasileira de Bebida SA, 8.75%, 9/1    2,934,800
                                                           $   8,533,121
                    Distillers & Vintners - 0.2 %
    4,940,000       Constellation Brands, Inc., 8.375%, 12/$   5,261,100
                    Packaged Foods & Meats - 0.1 %
    750,000         Bertin Ltd., 10.25%, 10/5/16 (144A)    $     765,000
    1,855,000       Independencia International Ltd., 9.875      408,100
    1,250,000       Minerva Overseas Ltd., 9.5%, 2/1/17 (14    1,162,500
                                                           $   2,335,600
                    Tobacco - 0.4 %
    7,700,000       Alliance One International Inc., 10.0%,$   8,085,000
    250,000         Alliance One International Inc., 10.0%,      262,500
                                                           $   8,347,500
                    Total Food Beverage & Tobacco          $  28,755,805
                    Household & Personal Products - 0.1 %
                    Household Products - 0.1 %
    2,205,000       Central Garden & Pet Co., 9.125%, 2/1/1$   2,235,319
                    Total Household & Personal Products    $   2,235,319
                    Health Care Equipment & Services - 1.2 %
                    Health Care Facilities - 0.6 %
    2,555,000       HCA, Inc., 9.125%, 11/15/14            $   2,695,525
    6,153,470       HCA, Inc., 9.625%, 11/15/16 (b)            6,661,131
    1,700,000       HCA,, Inc., 7.875%, 2/15/20                1,770,125
    1,430,000       HCA, Inc., 8.5%, 4/15/19                   1,540,825
                                                           $  12,667,606
                    Health Care Supplies - 0.5 %
    500,000         Bausch & Lomb, Inc., 9.875%, 11/1/15   $     527,500
    6,105,000       Biomet Inc., 10.375%, 10/15/17             6,623,925
    4,100,000       Inverness Medical Innovations, Inc., 7.    4,018,000
                                                           $  11,169,425
                    Managed Health Care - 0.1 %
    3,790,000       United Health Group, Inc., 4.875%, 2/15$   3,965,341
                    Total Health Care Equipment & Services $  27,802,372
                    Pharmaceuticals & Biotechnology - 0.4 %
                    Biotechnology - 0.3 %
    6,550,000       Biogen Idec, Inc., 6.0%, 3/1/13        $   6,956,748
                    Pharmaceuticals - 0.1 %
    2,800,000       Phibro Animal Health Corp., 10.0%, 8/1/$   2,919,000
                    Total Pharmaceuticals & Biotechnology  $   9,875,748
                    Banks - 4.4 %
                    Diversified Banks - 1.9 %
    2,332,000  0.00 Alfa Divend Payment Rights Fin, Floatin$   2,127,927
AUD 6,950,000       Asian Development Bank/Pasig, 0.5%, 3/2    5,324,930
    2,725,000       ATF Bank JSC, 9.25%, 4/12/12 (144A)        2,690,938
    975,000         ATF Capital BV, 9.25%, 2/21/14 (144A)        945,750
    1,753,000       Banco de Credito del, 9.75%,  11/06/69     1,866,945
    1,700,000  8.68 Banco Macro SA, Floating Rate Note,  6/    1,156,000
    5,350,000       BNP Paribas SA, 1.34438%, 4/27/17          5,095,180
AUD 1,000,000       Council of Europe, 5.5%, 1/18/12             904,060
    5,600,000       Credit Agricole SA, 8.375%, 12/13/49       5,936,000
    2,770,000       Industrial Bank of Korea, 7.125%, 4/23/    3,097,652
AUD 11,350,000      International Bank Reconstruction & Dev    9,671,287
    2,420,000       Kazkommerts International BV, 8.0%, 11/    1,972,300
    1,650,000       Russian Stand Bank, 7.5%, 10/7/10 (144A    1,579,050
    3,170,000       Turanalem Finance BV, 8.5%, 2/10/15 (14    1,109,500
                                                           $  43,477,519
                    Regional Banks - 2.4 %
    1,180,000       American Express Bank FSB, 5.5%, 4/16/1$   1,257,796
    1,500,000       Cobank, ACB, 7.875% 4/16/18 (144A)         1,625,291
    4,750,000       KeyBank NA, 5.8%, 7/1/14                   4,623,246
    2,935,000       Keycorp, 6.5%, 5/14/13                     3,029,325
    2,850,000       Mellon Funding Corp., 5.5%, 11/15/18       2,925,149
    1,650,000       PNC Bank NA, 6.0%, 12/7/17                 1,674,968
    9,510,000  8.25 PNC Funding Corp., Floating Rate Note,     9,609,655
    3,580,000       Sovereign Bancorp, 8.75%, 5/30/18          4,136,640
    10,795,000      State Street Capital Markets LLC, 8.25%   11,056,347
    2,435,000       US Bancorp, 6.189%, 4/15/2049              1,957,131
    2,195,000       Wachovia Bank NA, 6.0%, 11/15/17           2,297,603
    11,200,000      Wells Fargo & Co., Floating Rate Note,    10,864,000
    1,295,000       ZIONS BANCorp., 6.0%, 9/15/15                915,955
                                                           $  55,973,106
                    Thrifts & Mortgage Finance - 0.0 %
DKK 1,123           Nykredit Realkredit, 6.0%, 10/1/29     $         228
DKK 50,194          Nykredit Realkredit, 7.0%, 7/1/32             10,386
                                                           $      10,614
                    Total Banks                            $  99,461,239
                    Diversified Financials - 5.4 %
                    Asset Management & Custody Banks - 0.4 %
    4,180,000       Janus Capital Group, Inc., 6.5%, 6/15/1$   4,149,248
    4,187,000       Janus Capital Group, Inc., 6.95%, 6/15/    3,946,474
                                                           $   8,095,722
                    Consumer Finance - 1.2 %
    5,195,000       American General Finance Corp., 6.9%, 1$   3,607,169
    6,250,000       American Honda Finance Corp., 6.7%, 10/    6,844,188
    5,200,000       Capital One Bank USA NA, 8.8%, 7/15/19     6,144,668
    4,125,000       Capital One Capital VI, 8.875%, 5/15/40    4,393,125
    4,180,000       Ford Motor Credit Co., 5.7%, 1/15/10 (b    4,180,150
    4,559,000  4.00 SLM Corp., Floating Rate Note, 7/25/14     3,664,296
                                                           $  28,833,596
                    Diversified Financial Services - 1.2 %
    7,115,000       Hyundai Capital Services, Inc., 6.0%, 5$   7,429,227
    13,915,000      JPMorgan Chase & Co., 7.9%, 4/29/49       14,352,766
    1,000,000       Nelson Re Ltd., 12.1725%,  06/21/10        1,005,300
    2,128,108  0.00 PF Export Receivable Master Trust, 6.43    2,262,392
    2,049,763  0.00 Power Receivables Finance, LLC, 6.29%,     2,089,713
    600,000         Redwood Capital XI Ltd., Floating Rate       599,820
                                                           $  27,739,218
                    Investment Banking & Brokerage - 1.5 %
    18,310,000 5.79 Goldman Sachs Capital, Floating Rate No$  14,190,250
    5,350,000       Macquarie Group, Ltd., 7.625%, 8/13/19     5,959,365
    3,820,000       Merrill Lynch & Co., 5.45%, 2/5/13         4,019,675
    7,175,000       Morgan Stanley Dean Witter, Floating Ra    7,757,380
    1,955,000       TD Ameritrade Holding Corp., 5.6%, 12/1    1,942,027
                                                           $  33,868,697
                    Specialized Finance - 1.0 %
    8,300,000       Cantor Fitzgerald LP, 7.875%, 10/15/19 $   8,122,837
    6,731,394       Coso Geothermal Power Holdings, 7.0%, 7    5,957,284
    1,000,000       Montana Re Ltd., Floating Rate Note, 12      991,100
    8,200,000  7.68 NCO Group Inc., Floating Rate Note, 11/    6,611,250
    600,000         Successor X Ltd., 0.0%, 12/9/10 CATBOND      533,460
                                                           $  22,215,931
                    Total Diversified Financials           $ 120,753,164
                    Insurance - 4.1 %
                    Insurance Brokers - 0.1 %
    565,000         Hub International Holdings, 10.25%, 6/1$     519,800
    1,700,000  6.68 Usi Holdings Corp., Floating Rate Note,    1,396,125
                                                           $   1,915,925
                    Life & Health Insurance - 1.6 %
    9,352,000       Lincoln National Corp., 6.05%, 4/20/67 $   7,247,800
    2,565,000       Lincoln National Corp., 8.75%, 7/1/19      2,930,779
    6,440,000       MetLife, Inc., 10.75%, 8/1/39 (b)          7,930,383
    7,410,000       Protective Life Corp., 7.375%, 10/15/19    7,426,013
    4,220,000       Prudential Financial, Inc., 5.15%, 1/15    4,439,356
    1,770,000       Prudential Financial, Inc., 5.1%, 9/20/    1,845,464
    755,000         Prudential Financial, Inc., 6.2%, 1/15/      812,284
    4,004,000       Prudential Financial, Inc., 8.875%, 6/1    4,244,240
                                                           $  36,876,319
                    Multi-Line Insurance - 0.4 %
    6,450,000  7.00 Liberty Mutual Group, 7.0%, 3/15/37 (14$   4,966,990
    1,560,000       Liberty Mutual Group, 7.3%, 6/15/14 (14    1,598,955
    1,455,000 10.75 Liberty Mutual Group, Floating Rate Not    1,542,300
                                                           $   8,108,245
                    Property & Casualty Insurance - 0.5 %
    7,171,000       Hanover Insurance Group, 7.625%, 10/15/$   6,597,320
    5,250,000       Kingsway America, Inc., 7.5%, 2/1/14       2,999,063
    500,000         The Allstate Corp., 6.75%, 5/15/18           551,590
                                                           $  10,147,973
                    Reinsurance - 1.5 %
EURO850,000   15.20 Atlas Reinsurance Plc, Floating Rate No$   1,204,766
    1,400,000  7.19 Blue Fin Ltd., Floating Rate Note, 4/10    1,267,840
    1,150,000  8.92 Caelus Re Ltd., Floating Rate Note, 6/7    1,123,435
    1,450,000 18.03 Carillon Ltd., Floating Rate Note, 1/10    1,462,180
    750,000         Fhu-Jin Ltd., Cat Bond, Floating Rate N      745,650
    500,000         Foundation Re Ltd., 8.4875%, 2/24/10         501,150
    1,775,000 12.03 Globecat Ltd., Cat Bond Floating Rate N    1,583,478
    250,000    8.78 Globecat Ltd., Cat Bond Floating Rate N      240,825
EURO650,000    8.56 Green Valley Ltd., Floating Rate Note,       905,367
    250,000         MultiCat Mexico 2009, 0.0%,  10/19/12        250,250
    250,000         MultiCat Mexico 2009, 0.0%,  10/19/12        250,250
    2,185,000  7.20 Muteki Ltd., Cat Bond, Floating Rate No    2,120,980
    1,400,000 12.25 Mystic Re, Floating Rate Note, 3/20/12     1,506,820
    1,350,000       Mystic Re Ltd., Floating Rate Note, 6/7    1,377,540
    275,000    7.45 Newton Re Ltd., Cat Bond Floating Rate       272,525
    565,000    9.75 Newton Re Ltd., Cat Bond Floating Rate       550,593
    7,935,000       Platinum Underwriters HD, 7.50%, 6/1/17    8,115,244
    8,470,000       Reinsurance Group of, 6.45%, 11/15/19      8,442,201
    1,000,000  9.40 Residential Re, Floating Rate Note, 6/6      985,700
    1,250,000       Residential Reinsurance 2007, Floating     1,281,500
    250,000   27.67 Successor II Ltd. Cat Bond, Floating Ra      250,575
    500,000    0.00 Willow RE Ltd., Floating Rate Note,  6/      330,000
                                                           $  34,768,869
                    Total Insurance                        $  91,817,331
                    Real Estate - 2.6 %
                    Diversified Real Estate Activities - 0.3 %
    5,680,000       WEA Finance LLC, 7.125%, 4/15/18       $   6,210,160
    1,200,000       WEA Finance LLC, 7.5%, 6/2/14 (144A)       1,350,354
                                                           $   7,560,514
                    Diversified Real Estate Investment Trust - 0.4 %
    8,850,000       Dexus Finance Pty Ltd., 7.125%, 10/15/1$   9,093,499
                    Office Real Estate Investment Trust - 0.2 %
    980,000         Mack-Cali Realty Corp., 7.75%, 8/15/19 $   1,014,060
    3,750,000       Mack-Cali Realty LP, 5.125%, 1/15/15       3,584,156
                                                           $   4,598,216
                    Real Estate Operating Companies - 0.3 %
    498,580    8.89 Alto Palermo SA, Floating Rate Note, 6/$     251,783
    6,550,000       Forest City Enterprises, Inc., 7.625%,     5,862,250
                                                           $   6,114,033
                    Retail Real Estate Investment Trust - 0.3 %
    6,390,000       Trustreet Properties, Inc., 7.5%, 4/1/1$   6,607,982
                    Specialized Real Estate Investment Trust - 1.1 %
    3,305,000       Health Care REIT, Inc., 6.2%, 6/1/16   $   3,212,096
    4,500,000       Healthcare Realty Trust, Inc., 6.5%, 1/    4,457,574
    8,965,000       Hospitality Properties Trust, 7.875%, 8    9,255,179
    850,000         Ventas Realty  LP/CAP CRP, 6.75%, 4/1/1      822,375
    1,550,000       Ventas Realty Capital Corp., 7.125%, 6/    1,550,000
    2,750,000       Ventas Realty LP / V, 6.5%,  06/01/16      2,653,750
    3,215,000       Ventas Realty LP / V, 6.5%, 6/1/16         3,102,475
                                                           $  25,053,449
                    Total Real Estate                      $  59,027,693
                    Software & Services - 0.8 %
                    Data Processing & Outsourced Services - 0.3 %
    6,500,000       First Data Corp., 9.875%, 9/24/15      $   6,061,250
                    Internet Software & Services - 0.2 %
    4,820,000       Terremark Worldwide, Inc., 12.0%, 6/15/$   5,326,100
                    IT Consulting & Other Services - 0.3 %
    2,855,000       Sungard Data Systems, Inc., 10.25%, 8/1$   3,040,575
    2,850,000       Sungard Data Systems, Inc., 10.625%, 5/    3,138,563
                                                           $   6,179,138
                    Total Software & Services              $  17,566,488
                    Technology Hardware & Equipment - 0.2 %
                    Computer Storage & Peripherals - 0.0 %
    1,930,000       Seagate Technology International Co., L$   2,132,650
                    Electronic Equipment & Instruments - 0.1 %
    1,910,000       Agilent Technologies, Inc., 5.5%, 9/14/$   2,002,068
                    Electronic Manufacturing Services - 0.0 %
    1,108,000       Flextronics International Ltd., 6.5%, 5$   1,110,770
                    Total Technology Hardware & Equipment  $   5,245,488
                    Semiconductors - 0.2%
                    Semiconductor Equipment - 0.2 %
    4,035,000       Klac Instruments Corp., 6.9%, 5/1/18   $   4,245,389
                    Total Semiconductors                   $   4,245,389
                    Telecommunication Services - 3.1 %
                    Alternative Carriers - 0.4 %
    350,000         *CA PAETEC Holding Corp., 8.875%, 6/30/$     354,375
    4,520,000       Global Crossing Ltd., 12.0%, 9/15/15 (1    4,960,700
    4,734,000       Paetec Holdings Corp., 9.5%, 7/15/15       4,556,475
                                                           $   9,871,550
                    Integrated Telecommunication Services - 1.4 %
    4,400,000       Cincinnati Bell, Inc., 8.25%, 10/15/17 $   4,466,000
    3,200,000       Embarq Corp., 7.082%, 6/1/16               3,534,650
    2,670,000       Frontier Communications Corp., 8.25%, 5    2,796,825
    3,690,000       GCI, Inc., 7.25%, 2/15/14                  3,657,713
    3,720,000       Mastec Inc., 7.625%, 2/1/17                3,575,850
EURO3,035,000 10.46 Nordic Telephone Co. Holdings, Floating    4,304,767
    3,600,000       Qtel International FIN, Ltd., 6.5%, 6/1    3,893,036
    5,320,000       Windstream Corp., 8.625%, 8/1/16           5,413,100
                                                           $  31,641,941
                    Wireless Telecommunication Services - 1.2 %
    5,900,000       Cricket Communications Inc., 9.375%, 11$   5,929,500
    6,400,000       Digicel, Ltd., 8.25%, 9/1/17 (144A)        6,240,000
    3,500,000       Metropcs Wireless, Inc., 9.25%, 11/1/14    3,543,750
    2,000,000       NII Capital Corp., 10.0%, 8/15/16 (144A    2,095,000
    5,935,000       True Move Co. Ltd., 10.75%, 12/16/13 (1    5,727,275
    4,195,000       Vip Fin, 9.125%, 4/30/18 (144A)            4,478,163
                                                           $  28,013,688
                    Total Telecommunication Services       $  69,527,179
                    Utilities - 2.6 %
                    Electric Utilities - 1.1 %
    1,825,000       CenterPoint Energy Houston Electric LLC$   2,079,774
    2,467,785       FPL Energy Wind Funding, 6.876%, 6/27/1    2,393,751
    2,725,000       Israel Electric Corp. Ltd., 7.25%, 1/15    2,951,175
    1,330,000       Israel Electric Corp. Ltd., 9.375%, 1/2    1,632,050
    3,275,000       NY State Gas and Electric Corp., 6.15%,    3,266,112
    1,430,000       Public Service of New Mexico, 7.95%, 5/    1,496,923
    1,760,000       Public Service of New Mexico, 9.25%, 5/    1,850,200
    3,505,000       TXU Energy Co., 10.25%, 11/1/15            2,839,050
    4,125,000       West Penn Power Co., 5.95%, 12/15/17       4,218,225
    1,650,000       White Pine Hydro Portfolio LLC, 7.26%,     1,426,301
                                                           $  24,153,561
                    Gas Utilities - 0.6 %
    1,000,000       Inergy LP, 8.25%, 3/1/16               $   1,015,000
    1,965,000       Nakilat Inc., 6.067% 12/31/33 (144A)       1,703,694
    4,190,000       Nakilat Inc., 6.267% 12/31/33 (144A)       3,712,969
    6,895,000       Transportadora De Gas del Sur SA, 7.875    6,102,075
                                                           $  12,533,738
                    Independent Power Producer & Energy Traders - 0.6 %
    5,870,000       Intergen NV, 9.00%, 6/30/17            $   6,119,475
    2,001,448  0.00 Juniper Generation LLC, 6.79%, 12/31/14    1,870,634
    3,775,000       Kiowa Power Partners LLC, 5.737%, 3/20/    3,560,580
    2,980,000       Panoche Energy Center LLC, 6.88%, 7/31/    2,752,835
                                                           $  14,303,524
                    Multi-Utilities - 0.3 %
    3,700,000       NSG Holdings, Inc., 7.75%, 12/15/25    $   3,311,500
    4,981,769  0.00 Ormat Funding Corp., 8.25%, 12/30/20       4,496,030
                                                           $   7,807,530
                    Total Utilities                        $  58,798,353
                    TOTAL CORPORATE BONDS
                    (Cost  $1,088,263,229)                 $1,130,492,202

                    U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.0 %
    92,144          Federal Home Loan Mortgage Corp., 4.5%,$      95,956
    1,528,521       Federal Home Loan Mortgage Corp., 4.5%,    1,585,059
    230,754         Federal Home Loan Mortgage Corp., 4.5%,      239,289
    4,842,714       Federal Home Loan Mortgage Corp., 4.5%,    5,021,840
    1,849,523       Federal Home Loan Mortgage Corp., 4.5%,    1,917,934
    100,825         Federal Home Loan Mortgage Corp., 4.5%,      104,996
    412,758         Federal Home Loan Mortgage Corp., 5.0%,      424,581
    635,159         Federal Home Loan Mortgage Corp., 5.0%,      653,354
    1,541,831       Federal Home Loan Mortgage Corp., 5.0%,    1,582,867
    1,556,526       Federal Home Loan Mortgage Corp., 5.0%,    1,599,169
    107,341         Federal Home Loan Mortgage Corp., 5.5%,      114,097
    100,200         Federal Home Loan Mortgage Corp., 5.5%,      105,502
    14,883          Federal Home Loan Mortgage Corp., 6.0%        15,906
    135,324         Federal Home Loan Mortgage Corp., 6.0%,      144,966
    94,763          Federal Home Loan Mortgage Corp., 6.0%,      101,278
    46,229          Federal Home Loan Mortgage Corp., 6.0%,       49,523
    158,868         Federal Home Loan Mortgage Corp., 6.0%,      169,790
    80,404          Federal Home Loan Mortgage Corp., 6.0%,       86,133
    194,697         Federal Home Loan Mortgage Corp., 6.0%,      208,083
    1,024,711       Federal Home Loan Mortgage Corp., 6.0%,    1,100,565
    1,797,857       Federal Home Loan Mortgage Corp., 6.0%,    1,914,156
    762,694         Federal Home Loan Mortgage Corp., 6.0%,      814,176
    13,044          Federal Home Loan Mortgage Corp., 6.5%        14,087
    240,247         Federal Home Loan Mortgage Corp., 6.5%,      260,055
    4,189,222       Federal Home Loan Mortgage Corp.., 4.5%    4,194,895
    2,116,057       Federal National Mortgage Association,     2,169,850
    3,341,787       Federal National Mortgage Association,     3,339,336
    2,646,395       Federal National Mortgage Association,     2,807,246
    1,990,868       Federal National Mortgage Association,     1,989,520
    1,157,058       Federal National Mortgage Association,     1,200,941
    2,959,599       Federal National Mortgage Association,     3,139,487
    9,819,683       Federal National Mortgage Association,     9,811,500
    32,728,946      Federal National Mortgage Association,    32,701,672
    1,066,831       Federal National Mortgage Association,     1,107,291
    4,945,556       Federal National Mortgage Association,     4,941,434
    1,674,704       Federal National Mortgage Association,     1,679,589
    3,352,880       Federal National Mortgage Association,     3,517,793
    2,582,568       Federal National Mortgage Association,     2,656,548
    3,453,857       Federal National Mortgage Association,     3,615,102
    1,287           Federal National Mortgage Association,         1,323
    179,398         Federal National Mortgage Association,       187,773
    2,491,684       Federal National Mortgage Association,     2,607,481
    609,925         Federal National Mortgage Association,       626,729
    6,063,265       Federal National Mortgage Association,     6,229,374
    688,011         Federal National Mortgage Association,       706,967
    1,354,126       Federal National Mortgage Association,     1,417,345
    338,964         Federal National Mortgage Association,       354,789
    670,571         Federal National Mortgage Association,       712,984
    304,045         Federal National Mortgage Association,       324,225
    1,682,549       Federal National Mortgage Association,     1,767,377
    2,611,678       Federal National Mortgage Association,     2,767,586
    7,670           Federal National Mortgage Association,         8,041
    802,207         Federal National Mortgage Association,       855,452
    3,687,510       Federal National Mortgage Association,     3,898,663
    546,565         Federal National Mortgage Association,       576,216
    503,834         Federal National Mortgage Association,       536,488
    949,346         Federal National Mortgage Association,       997,803
    253,143         Federal National Mortgage Association,       266,064
    368,426         Federal National Mortgage Association,       393,525
    122,613         Federal National Mortgage Association,       128,871
    328,573         Federal National Mortgage Association,       345,344
    2,557,243       Federal National Mortgage Association,     2,722,979
    807,764         Federal National Mortgage Association,       847,100
    49,795          Federal National Mortgage Association,        53,218
    68,554          Federal National Mortgage Association,        73,267
    16,542          Federal National Mortgage Association,        17,679
    34,608          Federal National Mortgage Association,        36,988
    667,942         Federal National Mortgage Association,       713,863
    432,329         Federal National Mortgage Association,       461,782
    485,995         Federal National Mortgage Association,       519,103
    4,696,866       Federal National Mortgage Association,     4,982,347
    3,175,696       Federal National Mortgage Association,     3,373,184
    9,435           Federal National Mortgage Association,        10,100
    39,232          Federal National Mortgage Association,        41,929
    49,892          Federal National Mortgage Association,        53,322
    339,021         Federal National Mortgage Association,       363,325
    25,018          Federal National Mortgage Association,        27,035
    26,436          Federal National Mortgage Association,        28,568
    4,573           Federal National Mortgage Association,         4,948
    13,614          Federal National Mortgage Association,        14,712
    1,226           Federal National Mortgage Association,         1,327
    12,086          Federal National Mortgage Association,        13,068
    950             Federal National Mortgage Association,         1,027
    3,456           Federal National Mortgage Association,         3,739
    14,463          Federal National Mortgage Association,        15,639
    497,404         Federal National Mortgage Association,       541,041
    746             Federal National Mortgage Association,           826
    1,274           Federal National Mortgage Association,         1,412
    4,488           Federal National Mortgage Association,         4,977
    4,093           Federal National Mortgage Association,         4,560
    2,253           Federal National Mortgage Association,         2,540
    763,386         Government National Mortgage Associatio      769,304
    177,371         Government National Mortgage Associatio      178,524
    2,332,935       Government National Mortgage Associatio    2,343,617
    770,161         Government National Mortgage Associatio      773,965
    585,173         Government National Mortgage Associatio      588,063
    1,137,142       Government National Mortgage Associatio    1,145,957
    73,753          Government National Mortgage Associatio       76,003
    505,722         Government National Mortgage Associatio      521,113
    755,137         Government National Mortgage Associatio      798,415
    120,207         Government National Mortgage Associatio      127,096
    242,772         Government National Mortgage Associatio      256,913
    500,797         Government National Mortgage Associatio      516,429
    773,473         Government National Mortgage Associatio      797,012
    475,196         Government National Mortgage Associatio      490,029
    471,998         Government National Mortgage Associatio      486,362
    738,055         Government National Mortgage Associatio      761,093
    696,196         Government National Mortgage Associatio      717,384
    252,397         Government National Mortgage Associatio      260,078
    55,396          Government National Mortgage Associatio       57,082
    798,709         Government National Mortgage Associatio      823,017
    458,539         Government National Mortgage Associatio      472,494
    470,512         Government National Mortgage Associatio      484,831
    510,501         Government National Mortgage Associatio      526,038
    194,305         Government National Mortgage Associatio      200,218
    805,179         Government National Mortgage Associatio      829,683
    1,236,462       Government National Mortgage Associatio    1,274,092
    4,764,327       Government National Mortgage Associatio    4,908,578
    1,202,290       Government National Mortgage Associatio    1,238,880
    246,812         Government National Mortgage Associatio      254,323
    1,483,457       Government National Mortgage Associatio    1,528,604
    714,726         Government National Mortgage Associatio      736,478
    2,183,690       Government National Mortgage Associatio    2,262,771
    189,809         Government National Mortgage Associatio      195,633
    966,918         Government National Mortgage Associatio    1,019,387
    511,589         Government National Mortgage Associatio      538,711
    1,118,066       Government National Mortgage Associatio    1,191,926
    127,510         Government National Mortgage Associatio      135,934
    1,180,732       Government National Mortgage Associatio    1,244,804
    3,123           Government National Mortgage Associatio        3,331
    1,390,818       Government National Mortgage Associatio    1,464,551
    2,710,805       Government National Mortgage Associatio    2,854,516
    1,837,873       Government National Mortgage Associatio    1,935,307
    104             Government National Mortgage Associatio          109
    10,269,384      Government National Mortgage Associatio   10,776,901
    82,770          Government National Mortgage Associatio       88,367
    1,251,575       Government National Mortgage Associatio    1,313,429
    2,522,712       Government National Mortgage Associatio    2,647,386
    3,746,210       Government National Mortgage Associatio    3,931,349
    20,515          Government National Mortgage Associatio       21,647
    982,385         Government National Mortgage Associatio    1,035,693
    3,886,696       Government National Mortgage Associatio    4,092,746
    413,105         Government National Mortgage Associatio      435,909
    961,960         Government National Mortgage Associatio    1,014,160
    200,993         Government National Mortgage Associatio      214,271
    864,877         Government National Mortgage Associatio      922,011
    624,147         Government National Mortgage Associatio      665,379
    883,199         Government National Mortgage Associatio      941,543
    656,570         Government National Mortgage Associatio      700,577
    816             Government National Mortgage Associatio          820
    269,414         Government National Mortgage Associatio      288,771
    332,058         Government National Mortgage Associatio      356,174
    32,548          Government National Mortgage Associatio       34,730
    479,008         Government National Mortgage Associatio      511,114
    186,947         Government National Mortgage Associatio      199,010
    753,435         Government National Mortgage Associatio      803,935
    2,770,626       Government National Mortgage Associatio    2,932,087
    73,691          Government National Mortgage Associatio       79,055
    43,981          Government National Mortgage Associatio       47,127
    937,997         Government National Mortgage Associatio    1,000,867
    72,232          Government National Mortgage Associatio       77,350
    18,110          Government National Mortgage Associatio       19,324
    392,746         Government National Mortgage Associatio      419,070
    38,648          Government National Mortgage Associatio       41,239
    261,185         Government National Mortgage Associatio      278,691
    3,723           Government National Mortgage Associatio        3,993
    7,796           Government National Mortgage Associatio        8,319
    30,922          Government National Mortgage Associatio       32,995
    33,277          Government National Mortgage Associatio       35,507
    172,606         Government National Mortgage Associatio      184,175
    223,824         Government National Mortgage Associatio      238,826
    31,304          Government National Mortgage Associatio       33,522
    175,495         Government National Mortgage Associatio      188,104
    9,204           Government National Mortgage Associatio        9,874
    80,155          Government National Mortgage Associatio       85,527
    489,366         Government National Mortgage Associatio      522,166
    1,845,214       Government National Mortgage Associatio    1,968,892
    6,408           Government National Mortgage Associatio        6,862
    230,281         Government National Mortgage Associatio      247,005
    737,223         Government National Mortgage Associatio      790,766
    228,617         Government National Mortgage Associatio      243,940
    6,106           Government National Mortgage Associatio        6,545
    730,419         Government National Mortgage Associatio      783,467
    162,718         Government National Mortgage Associatio      174,536
    627,420         Government National Mortgage Associatio      669,473
    362,114         Government National Mortgage Associatio      386,385
    5,296,787       Government National Mortgage Associatio    5,602,153
    1,918           Government National Mortgage Associatio        2,058
    703,049         Government National Mortgage Associatio      750,499
    341,526         Government National Mortgage Associatio      365,851
    543,053         Government National Mortgage Associatio      579,452
    48,245          Government National Mortgage Associatio       51,478
    17,255          Government National Mortgage Associatio       18,640
    913             Government National Mortgage Associatio          990
    18,977          Government National Mortgage Associatio       20,494
    6,802           Government National Mortgage Associatio        7,346
    40,257          Government National Mortgage Associatio       43,364
    19,204          Government National Mortgage Associatio       20,739
    142,252         Government National Mortgage Associatio      153,628
    223,711         Government National Mortgage Associatio      241,579
    16,219          Government National Mortgage Associatio       17,470
    9,114           Government National Mortgage Associatio        9,818
    6,420           Government National Mortgage Associatio        6,944
    73,298          Government National Mortgage Associatio       78,953
    13,383          Government National Mortgage Associatio       14,416
    7,681           Government National Mortgage Associatio        8,273
    24,291          Government National Mortgage Associatio       26,165
    28,950          Government National Mortgage Associatio       31,184
    32,154          Government National Mortgage Associatio       34,253
    81,772          Government National Mortgage Associatio       88,081
    10,568          Government National Mortgage Associatio       11,383
    16,590          Government National Mortgage Associatio       17,870
    206,442         Government National Mortgage Associatio      222,370
    85,217          Government National Mortgage Associatio       91,792
    12,563          Government National Mortgage Associatio       13,533
    2,270           Government National Mortgage Associatio        2,526
    1,001           Government National Mortgage Associatio        1,115
    3,375           Government National Mortgage Associatio        3,757
    2,688           Government National Mortgage Associatio        2,994
    13,956          Government National Mortgage Associatio       15,535
    182             Government National Mortgage Associatio          205
    1,924           Government National Mortgage Associatio        2,212
    1,166           Government National Mortgage Associatio        1,259
    5,700           Government National Mortgage Associatio        6,349
    2,407,301       Government National Mortgage Associatio    2,418,323
    4,837,207       Government National Mortgage Associatio    4,863,771
    614,563         Government National Mortgage Associatio      647,098
    508,631         Government National Mortgage Associatio      543,629
    271,486         Government National Mortgage Associatio      290,262
    13,317          Government National Mortgage Associatio       14,781
    15,600,000      U.S. Treasury Bonds, 2.75%, 2/15/19       14,361,750
    13,270,000      U.S. Treasury Bonds, 4.5%, 11/15/10       13,731,862
    3,000,000       U.S. Treasury Bonds, 5.25%, 11/15/28       3,250,782
    10,491,238      U.S. Treasury Inflation Notes, 1.875%,    11,054,324
    13,270,000      U.S. Treasury Notes, 0.875%, 1/31/11      13,311,469
    13,290,000      U.S. Treasury Notes, 0.875%, 2/28/11      13,322,188
    13,270,000      U.S. Treasury Notes, 1.25%, 11/30/10      13,363,301
    28,210,000      U.S. Treasury Notes, 3.125%, 5/15/19      26,715,745
    2,500,000       U.S. Treasury Notes, 3.625%, 8/15/19       2,457,813
    12,330,000      U.S. Treasury Notes, 4.25%, 5/15/39       11,567,081
    5,085,000       U.S. Treasury Notes, 4.375%, 2/15/38       4,881,600
    11,940,000      U.S. Treasury Notes, 4.5%, 2/15/36        11,760,900
    11,100,000      U.S. Treasury Notes, 4.5%, 5/15/38        10,869,331
    34,490,000      U.S. Treasury Notes, 4.5%, 8/15/39        33,708,595
    1,095,000       U.S. Treasury Notes, 5.0%, 5/15/37         1,162,924
    150,000         U.S. Treasury Notes, 5.25%, 2/15/29          162,516
    4,005,000       U.S. Treasury Notes, 5.375%, 2/15/31       4,425,523
                                                           $ 425,594,153
                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                    (Cost  $420,368,691)                   $ 425,594,153

                    FOREIGN GOVERNMENT BONDS - 4.9 %
ITL 4,870,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10$   3,648,487
CAD 11,740,000      Canada Housing Trust No. 1, 3.75%, 3/15   10,945,522
CAD 7,550,000       Canadian Government, 4.25%,  06/01/18      7,610,937
    1,900,000       Export-Import Bank of Korea, 5.875%,  1/   2,038,913
SEK 118,145,000     Government of Sweden, 5.5%, 10/8/12       18,166,379
EURO13,755,000      Government of France, 3.75%, 4/25/17      20,424,140
    1,370,000       Korea Gas Corp., 6.0%, 7/15/14 (144A)      1,482,783
NOK 23,710,000      Norway Government Bond, 4.25%  051917      4,159,256
NOK 119,000,000     Norway Government Bond, 6.5%, 5/15/13     22,695,156
    2,500,000       Poland Government International, 6.375%    2,719,208
AUD 6,780,000       Queensland Treasury Corp., 6.0%, 10/14/    6,157,696
    1,808,511       Republic of Columbia, 9.75%, 4/9/2011      1,935,107
    1,675,000       Republic of Peru, 7.125%, 3/30/19          1,926,250
    950,000         Republic of Peru, 7.35%, 7/21/25           1,087,750
    4,900,000       State of Qatar, 5.25%, 1/20/20 (144A)      4,912,740
                                                           $ 109,910,324
                    TOTAL FOREIGN GOVERNMENT BONDS
                    (Cost  $106,888,211)                   $ 109,910,324

                    MUNICIPAL BONDS - 0.9 %
                    Municipal Airport - 0.2 %
    3,575,000       Charlotte North Carolina Special Facili$   2,508,971
    2,450,000       New Jersey Economic Development Authori    2,294,621
    745,000         New Jersey Economic Development Authori      642,309
                                                           $   5,445,901
                    Municipal General - 0.2 %
    3,650,000       Wisconsin State General, 5.75%, 5/1/33 $   3,942,329
                    Municipal  Higher Education - 0.5 %
    5,190,000       California State University Revenue, 5.$   5,149,880
    5,050,000       Connecticut State Health & Educational,    5,289,421
                                                           $  10,439,301
                    TOTAL MUNICIPAL BONDS
                    (Cost  $17,928,774)                    $  19,827,531

                    SENIOR FLOATING RATE LOAN INTERESTS - 5.9 % **
                    Energy - 0.3 %
                    Oil & Gas Equipment And Services - 0.1 %
    2,858,813  8.00 Hudson Products Holdings, Inc., L+5.0%,$   2,264,180
                    Oil & Gas Exploration & Production - 0.0 %
    325,588    4.25 Venoco, Inc., L+4.0%, 5/7/14           $     294,149
                    Oil & Gas Refining & Marketing - 0.1 %
    3,220,000       Pilot Travel Centers, L+3.5% 11/24/15  $   3,244,939
                    Total Energy                           $   5,803,268
                    Materials - 0.1 %
                    Diversified Chemical - 0.1 %
    1,579,158  7.65 Ashland, Inc., L+3.4%, 5/13/14         $   1,609,664
                    Paper Packaging - 0.0 %
    533,998    3.03 Graphic Packaging International, Inc., $     529,926
                    Specialty Chemicals - 0.0 %
    1,000,000  1.98 Nalco Co., L+1.75%,  5/13/16           $     955,830
                    Total Materials                        $   3,095,420
                    Capital Goods - 0.5 %
                    Aerospace & Defense - 0.3 %
    5,772,647  3.56 Aeroflex, Inc., L+3.75%, 8/15/14       $   5,301,224
    293,180    4.04 Dae Aviation Holding, L+3.75%, 7/31/14       271,191
    286,089    4.03 Standard Aero Ltd., (DAE Aviation Holdi      264,632
    253,750    5.50 Tasc, Inc., L+3.5%, 12/18/14                 254,807
    471,250    5.75 Tasc, Inc., L+3.75%, 12/18/15                474,293
                                                           $   6,566,147
                    Construction & Engineering - 0.0 %
    467,755    8.00 Custom Building Products, Inc., L+5.25%$     457,230
    275,000   10.75 Custom Building Products, Inc., L+8.0%,      263,656
                                                           $     720,886
                    Construction & Farm Machinery & Heavy Trucks - 0.1 %
    2,361,271  6.27 Oshkosh Corp., L+6.0%, 12/6/13         $   2,363,928
                    Industrial Machinery - 0.1 %
EURO1,730,000  6.25 SIG Holding AG E,L+4.25%, 11/5/15      $   2,474,959
                    Total Capital Goods                    $  12,125,920
                    Commercial Services & Supplies - 0.1 %
                    Commercial Printing - 0.0 %
    13,081     4.75 *UN Cenveo Corp., DD, L+1.75%, 6/21/13 $      12,727
    392,572    4.75 Cenveo Corp., TLC, L+1.75% 6/21/13           381,940
                                                           $     394,667
                    Environmental & Facilities Services - 0.1 %
    530,000         Advanced Disposal Services Inc. L+4.0%,$     524,700
    701,993    2.25 Brickman Holdings, L+2.0%, 1/23/14           663,968
    730,025    2.23 Synagro Technologies, Inc., L+2.00%, 4/      602,271
                                                           $   1,790,939
                    Total Commercial Services & Supplies   $   2,185,606
                    Transportation - 0.2 %
                    Air Freight & Couriers - 0.1 %
    346,423    3.25 CEVA Group PLC, L+3.0%, 11/4/13        $     295,325
    542,380    3.28 TNT Logistics, L-0.10%, 11/4/13              457,407
    1,489,789  3.24 TNT Logistics, L+2.5%, 11/4/13             1,252,664
                                                           $   2,005,396
                    Airlines - 0.1 %
    1,601,047  3.53 Delta Air Lines, Inc., L+3.25%, 4/30/14$   1,343,647
                    Marine - 0.1 %
    1,461,458  3.51 Horizon Lines, Inc., L+3.25%, 8/8/12   $   1,205,703
                    Railroads - 0.0 %
    600,475    2.02 Kansas City Southern Railway, L+1.75%, $     561,444
                    Total Transportation                   $   5,116,190
                    Automobiles & Components - 0.6 %
                    Auto Parts & Equipment - 0.4 %
    596,829    3.01 Allison Transmission, Inc., L+2.75%, 8/$     551,005
    7,406,250  7.50 Lear Corp., DD+5.5%, 10/15/14              7,455,624
                                                           $   8,006,629
                    Automobile Manufacturers - 0.0 %
    1,867,798  3.29 Ford Motor Co., L+2.0%, 12/15/13       $   1,735,496
                    Tires & Rubber - 0.2 %
    4,700,000  2.34 Goodyear Tire & Rubber Co., L+1.75%, 4/$   4,362,188
                    Total Automobiles & Components         $  14,104,313
                    Consumer Durables & Apparel - 0.1 %
                    Housewares & Specialties - 0.1 %
    1,295,624  2.75 Jarden Corp., L+2.5%, 1/24/12          $   1,265,315
                    Total Consumer Durables & Apparel      $   1,265,315
                    Consumer Services - 0.3 %
                    Casinos & Gaming - 0.2 %
    1,260,580  2.79 Gateway Casinos & Entertainment, Inc., $   1,049,433
    6,223,716  2.79 Gateway Casinos & Entertainment, Inc.,     5,181,244
                                                           $   6,230,677
                    Total Consumer Services                $   6,230,677
                    Media - 0.2 %
                    Cable & Satellite - 0.2 %
    1,277,250  7.25 Charter Communications Operations, Inc.$   1,305,030
    1,058,400  2.26 Charter Communications, Inc., L+3.0%, 3      994,455
    1,266,365  2.48 Knology, Inc., L+2.25%, 6/30/12            1,211,489
    1,147,111  2.77 WideOpenWest LLC, L+2.5%, 6/30/14          1,060,122
                                                           $   4,571,096
                    Total Media                            $   4,571,096
                    Household & Personal Products - 0.1 %
                    Household Products - 0.1 %
    1,959,785  8.00 Spectrum Brands, Inc., L+4.0%, 3/30/13 $   1,944,475
    100,953    8.00 Spectrum Brands, Inc., LC -0.15%, 3/30/      100,164
    726,027    2.24 Yankee Candle Co., L+2.00%, 2/6/14           681,921
                                                           $   2,726,560
                    Personal Products - 0.0 %
    485,000    4.26 Revlon Consumer Products Corp. L+4.0%, $     475,993
                    Total Household & Personal Products    $   3,202,553
                    Health Care Equipment & Services - 0.5 %
                    Health Care Facilities - 0.2 %
    119,819    2.51 *UN CHS/Community Health DD, L+2.25%, 7$     113,263
    2,344,256  2.51 CHS/Community Health Sys, Inc., L+2.25%    2,215,972
    1,048,260  2.02 Psychiatric Solutions, Inc., L+1.75%, 7      996,975
    1,605,077  2.40 Sun Health Care, L+2.0%, 4/19/14           1,511,280
    337,931    2.28 Sun Health Care, L-0.1%, 4/19/14             318,183
                                                           $   5,155,673
                    Health Care Services - 0.1 %
    1,020,000  6.00 RehabCare Group, Inc., L+4.0%, 11/1/15 $   1,011,819
    775,000    6.00 Rural/Metro Operating Co. LLC, L+5.0%,       779,844
                                                           $   1,791,663
                    Health Care Supplies - 0.2 %
    1,464,386  3.50 Bausch & Lomb, Inc., L+3.25%, 4/24/15  $   1,398,031
    355,614    3.50 Bausch & Lomb, Inc., L+3.25%, 4/24/15 D      339,500
    2,093,120  3.25 Biomet Inc., L+3.0%, 3/25/15               2,006,171
    800,000    4.48 IM US Holdings (Inverness), L+4.25%, 6/      775,500
                                                           $   4,519,202
                    Total Health Care Equipment & Services $  11,466,538
                    Pharmaceuticals & Biotechnology - 0.4 %
                    Biotechnology - 0.3 %
    2,589,831  5.50 Warner Chilcott Corp., L+3.25%, 10/30/1$   2,598,514
    1,725,000  5.75 Warner Chilcott Corp., L+3.5%, 4/30/15     1,728,234
    1,294,915  5.75 Warner Chilcott Corp., L+3.5%, 4/30/15     1,299,257
    2,848,814  5.75 Warner Chilcott Corp., L+3.5%, 4/30/15     2,858,366
                                                           $   8,484,371
                    Life Sciences Tools & Services - 0.0 %
    1,085,825  5.25 Life Technologies Corp., L+2.0%, 11/23/$   1,179,590
                    Total Pharmaceuticals & Biotechnology  $   9,663,961
                    Diversified Financials - 0.1 %
                    Consumer Finance - 0.0 %
    21,893     3.04 *UN Dollar Financial Corp., DD L+2.75%,$      21,164
    29,775     3.04 Dollar Financial Corp., L+2.75%, 10/30/       28,782
                                                           $      49,946
                    Specialized Finance - 0.1 %
    2,375,055  3.25 Ace Cash Express, L+3.0%, 10/5/13      $   2,034,630
                    Total Diversified Financials           $   2,084,576
                    Insurance - 0.6 %
                    Insurance Brokers - 0.6 %
    4,398,750  3.25 Alliant Holdings I, Inc., L+3.0%, 8/21/$   4,035,853
    4,149,600  2.75 HUB International Holdings, Inc., L+4.7    4,115,885
    1,560,000  3.01 Usi Holdings Corp., L+2.75%, 5/5/14        1,392,300
    2,997,488  5.30 Usi Holdings Corp., L+5.0%, 5/5/14         2,912,413
                                                           $  12,456,451
                    Multi-Line Insurance - 0.0 %
    898,067    2.77 AmWINS Group, Inc., L+2.5% 6/8/13      $     785,572
                    Total Insurance                        $  13,242,023
                    Software & Services - 0.1 %
                    Systems Software - 0.1 %
    1,750,000  8.50 Allen Systems Group, Inc., L+5.5%, 10/1$   1,752,188
    504,931    6.00 Macrovision Solutions Corp., L+2.75%, 5      507,456
                                                           $   2,259,644
                    Total Software & Services              $   2,259,644
                    Technology Hardware & Equipment - 0.6 %
                    Communications Equipment - 0.0 %
    873,611    2.75 Commscope, Inc., L+2.5%, 12/26/14      $     852,590
                    Electronic Components - 0.2 %
    1,482,481  2.53 Flextronics Semiconductor, Inc., DD + 2$   1,378,399
    5,159,033  2.51 Flextronics Semiconductor, Inc., L+2.25    4,796,828
                                                           $   6,175,227
                    Electronic Equipment & Instruments - 0.3 %
    2,655,773  3.64 Huawei-3Com Co. Ltd., L+3.00%, 9/28/12 $   2,558,393
    1,392,136  7.25 L-1 Identity Solutions Operating Co., L    1,402,577
    3,627,767  4.48 Scitor Corp., L+4.25%, 9/26/14             3,210,574
                                                           $   7,171,544
                    Total Technology Hardware & Equipment  $  14,199,361

                    Semiconductor Equipment - 0.1 %
    1,830,243  1.99 Freescale Semiconductor, Inc., L+1.75%,$   1,609,470
    1,306,508 12.50 Freescale Semiconductor, Inc., TL 12.5%    1,348,969
                                                           $   2,958,439
                    Total                                  $   2,958,439
                    Telecommunication Services - 0.3 %
                    Alternative Carriers - 0.0 %
    1,171,921  2.73 Paetec Holding Corp., L+2.50%, 2/28/13 $   1,119,917
                    Integrated Telecommunication Services - 0.3 % 462,344 3.24 Telesat Canada, Inc., DD L+3.0%, 10/31/$ 443,107
    5,382,778  3.24 Telesat Canada, Inc., L+3.0%, 10/31/14     5,158,814
                                                           $   5,601,921
                    Total Telecommunication Services       $   6,721,838
                    Utilities - 0.5 %
                    Electric Utilities - 0.2 %
    1,715,700  3.73 *UN Texas Competitive, DD+3.5% 10/10/14$   1,381,996
    5,130,936  3.73 Texas Competitive Electric Holdings, L+    4,191,333
                                                           $   5,573,329
                    Independent Power Producer & Energy Traders - 0.2 %
    5,594,738  3.14 Calpine Corp., L+2.875% 3/29/14        $   5,303,811
    352,860    2.00 NRG Energy, Inc., L+1.5%, 2/1/13             336,585
    208,172    2.03 NRG Energy, Inc., LC L-0.1%, 2/1/13          198,566
                                                           $   5,838,962
                    Total Utilities                        $  11,412,291
                    TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                    (Cost  $136,902,214)                   $ 131,709,029

                    RIGHTS/WARRANTS - 0.1 %
                    Automobiles & Components - 0.1 %
                    Auto Parts & Equipment - 0.1 %
    28,280          Lear Corp. Warrants *                  $   1,787,296
                    TOTAL RIGHTS/WARRANTS
                    (Cost  $1,212,487)                     $   1,787,296

                    TEMPORARY CASH INVESTMENTS - 7.6 %
                    Repurchase Agreements - 3.0 %
    33,725,000      BNP Paribas, 0.01%, dated 12/31/09, repurchase price of
$33,725,000
                    plus accrued interest on 1/4/10 collateralized by
$34,399,500
                    Federal National Mortgage Association, $  33,725,000

    33,725,000      JPMorgan, 0.10%, dated 12/31/09, repurc
                    plus accrued interest on 1/4/10 collateralized by
$34,400,103
                    Freddie Mac Giant, 4.5%-8.0%, 5/1/11-12/  33,725,000
                    Total Repurchase Agreements            $  67,450,000

                    Securities Lending Collateral  - 4.6 % (d)
                    Certificates of Deposit:
    3,046,512       Bank of Nova Scotia, 0.19%, 2/17/10    $  3,046,512
    3,046,512       DnB NOR Bank ASA NY, 0.2%, 2/17/10        3,046,512
    1,109,033       Nordea Bank Finland, 0.19%, 1/28/10       1,109,033
    2,769,624       Svenska NY, 0.20%, 3/30/10                2,769,624
    3,323,468       Rabobank Nederland NY, 0.19%, 3/2/10      3,323,468
    297,070         Westpac Banking NY, 1.35%, 3/19/10          297,070
    2,769,557       Societe Generale, 0.21%, 3/4/10           2,769,557
    3,046,512       CBA Financial, 0.27%, 1/3/11              3,046,512
    843,580         BNP Paribas, 0.78%, 6/4/10                  843,580
    1,967,508       Wachovia Bank NA, 1.17%, 5/14/10          1,967,508
                                                           $ 22,219,376
                    Commercial Paper:
    2,214,336       BBVA London, 0.28%, 3/18/10            $  2,214,336
    594,387         US BanCorp., 0.26%, 5/6/10                  594,387
    557,871         American Honda Finance, 0.22%, 2/5/10       557,871
    831,600         GE Capital Corp., 0.45%, 8/20/10            831,600
    299,816         GE Capital Corp., 0.38%, 10/21/10           299,816
    301,823         GE Capital Corp., 0.34%, 10/6/10            301,823
    2,214,981       HND AF, 0.18%, 3/2/10                     2,214,981
    3,045,683       HSBC, 0.20%, 2/19/10                      3,045,683
    308,920         John Deer Capital Corp., 0.36%, 7/6/10      308,920
    2,345,854       JPMorgan Chase & Co., 0.57%, 9/24/10      2,345,854
    2,768,617       NABPP, 0.19%, 3/8/10                      2,768,617
    2,158,634       PARFIN, 0.25%, 4/19/10                    2,158,634
    2,768,434       Cafco, 0.20%, 3/15/10                     2,768,434
    3,045,553       Char FD, 0.18%, 3/5/10                    3,045,553
    2,766,749       WSTPAC, 0.25%, 5/27/10                    2,766,749
    1,661,125       Ciesco, 0.20%, 3/8/10                     1,661,125
    1,384,409       Ciesco, 0.20%, 2/18/10                    1,384,409
    2,769,008       Fasco, 0.17%, 2/12/10                     2,769,008
    1,386,730       Kithaw, 0.21%, 3/2/10                     1,386,730
    1,420,530       Kithaw, 0.20%, 2/23/10                    1,420,530
    1,901,877       Old LLC, 0.19%, 3/17/10                   1,901,877
    776,623         Old LLC, 0.18%, 2/17/10                     776,623
    945,491         Ranger, 0.20%, 3/12/10                      945,491
    941,485         SRCPP, 0.19%, 2/3/10                        941,485
    1,938,280       SRCPP, 0.19%, 2/10/10                     1,938,280
    830,147         TB LLC, 0.19%, 2/8/10                       830,147
    1,522,417       TB LLC, 0.20%, 3/5/10                     1,522,417
    554,191         TB LLC, 0.10%, 2/9/10                       554,191
    3,160,133       Bank of America, 0.87%, 5/12/10           3,160,133
    553,991         BBVA Senior US, 0.30%, 3/12/10              553,991
    3,140,726       Santander, 0.33%, 7/23/10                 3,140,726
    1,107,418       WFC, 0.49%, 8/20/10                       1,107,418
                                                           $ 52,217,839
                    Tri-party Repurchase Agreements:
    11,078,227      Deutsche Bank, 0.01%, 1/4/10           $ 11,078,227
    5,539,114       JPMorgan, 0.0%, 1/4/10                    5,539,114
    7,483,619       Barclays Capital Markets, 0.0%, 1/4/10    7,483,619
                                                           $ 24,100,960
    Shares
                    Money Market Mutual Funds:
    2,215,649       Dreyfus Preferred Money Market Fund    $  2,215,649
    2,215,645       Blackrock Liquidity Temporary Cash Fund   2,215,645
                                                           $  4,431,294
                    Total Securities Lending Collateral    $102,969,469
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost  $170,419,469)                   $ 170,419,469
                    TOTAL INVESTMENT IN SECURITIES - 102.7%
                    (Cost  $2,237,383,524) (a)             $2,299,176,990
                    OTHER ASSETS AND LIABILITIES - (2.7)%  $(59,898,430)
                    TOTAL NET ASSETS - 100.0%              $2,239,278,560

    *               Non-Income producing security.

    (144A) Security is exempt from registration under Rule (144A) of the
                    Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2009,
                    the value of these securities
                    amounted to $287,738,859 or 12.8% of total net assets.

    **              Senior Floating Rate Note, loan interests in which the
Portfolio
                    invests generally pay interest at rates that are
periodically
                    redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
                    (iii) the certificate of deposit  or (iv) other base lending rates
                    used by commercial lenders. The rate shown is the coupon rate at period end.

    (a) At December 31, 2009, the net unrealized gain on investments based on cost for federal Income tax purposes of $2,238,750,722 was as follows:

                    Aggregate gross unrealized gain for all investments in which there is an excess of value ov $140,766,819

                    Aggregate gross unrealized loss for all investments
                    in which there is an excess of tax cost    (80,340,551)

                    Net unrealized gain                      $60,426,268

    (b) At December 31, 2009, the following securities were out on loan:

    Shares                         Security                    Value
    2,721,000       Allison Transmission, 11.0%, 11/1/15 (1$           2,906,934
    1,700,000       Baldor Electric, 8.625%, 2/15/17                   1,793,641
    568,000         Bumi Capital Pte, Ltd., 12.0%, 11/10/16
571,408
    5,000,000       Capital One Bank USA NA, 8.8%, 7/15/19             6,144,290
    3,725,000       C10 Capital SPV Ltd., Floating Rate Note           2,625,529
    100,000         Continental Airlines, Inc., 7.461%, 4/1/
15,445
    3,139,000       Cricket Communications I, 9.375%, 11/1/1           3,203,742
    195,000         Delta Airlines, Inc., 7.779%, 1/2/12
60,509
    4,100,000       Ford Motor Credit Co., 5.7%, 1/15/10               4,207,924
    290,000         Freeport-McMoran Copper & Gold,
                    Floating Rate Note, 4/1/15
292,032
    2,000,000       Frontier Communications Corp., 8.25%, 5/           2,112,500
    5,075,000       GATX Financial Corp., 6.0%, 2/15/18                4,895,279
    220,000         Graphic Packaging Co., 9.5%, 8/15/13
235,046
    2,671,000       HCA, Inc., 9.625%, 11/15/16                        2,924,208
    3,600,000       Hyundai Capital Services, Inc., 6.0%, 5/           3,792,575
    1,000           Legg Mason, Inc.
30,160
    3,530,000       Macquarie Group, Ltd., 7.625%, 8/13/19             4,035,245
    3,500,000       MetLife, Inc., 10.75%, 8/1/39                      4,490,815
    2,925,000       Mylan Labs, Inc., 1.25%, 3/15/12                   3,045,454
    300,000         News America, Inc., 5.65%, 8/15/20 (144A
318,308
    245,000         Quicksilver Resources, Inc., 7.125%, 4/1
232,827
    608,000         Sally Holdings, 9.25%, 11/15/14 (144A)
637,986
    1,795,000       Sungard Data Systems, Inc., 10.25%, 8/15           1,981,181
    1,925,000       Teck Resources, Ltd., 10.25%, 5/15/16              2,267,837
    3,519,000       TENNECO AUTOMOTIVE INC 8.6250 15/11/14             3,588,574
    3,369,000       TEXAS COMPETITIVE ELECT 10.2500 01/11/15           2,786,443
    5,437,500       UNIVISION COMMUNICATION 9.7500 15/03/15            4,920,709
    10,000,000      US TREASURY BOND 4.5000 15/05/38                   9,870,770
    4,500,000       US TREASURY N/B 2.75% 15/02/19                     4,192,412
    18,000,000      US TREASURY NOTE 3.1250 15/05/19                 17,128,692
    1,746,000       YANKEE ACQUISITION CORP 8.5000 15/02/15            1,788,971
    1,060,000       YANKEE ACQUISITION CORP 9.7500 15/02/17            1,083,143
                    Total                                  $98,180,587

    (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

    (d)             Debt obligation with a variable interest rate.
                    Rate shown is rate at period end.

                    Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

    AUD             Australian Dollar
    EURO            Euro
    ITL             Italian Lira
    JPY             Japanese Yen
    NOK             Norwegian Krone
    SEK             Swedish Krone

                    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                    Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                    Level 1 - quoted prices in active markets for identical securities
                    Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                    Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

                    The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

				Level 1       Level 2   Level 3    Total
Asset Backed Securities          $0        $84,493,791     $0   $84,493,791
Collateralized Mortgage Oblig    0         114,218,186      0   114,218,186
Common Stocks                 14,435,471        0           0    14,435,471
Convertible Corporate Bonds      0          85,003,625      0    85,003,625
Convertible Preferred Stocks  10,818,720        0           0    10,818,720
Corporate Bonds                  0        1,130,492,202     0 1,130,492,202
Foreign Government Bonds         0          109,910,324     0   109,910,324
Municipal Bonds                  0          19,827,531      0    19,827,531
Senior Floating Rate Loans       0         131,709,029      0   131,029,709
Temporary Cash Investments       0         165,988,175      0   165,988,125
Money market mutual fund       4,431,294        0           0     4,431,294
U.S. Government Agency Oblig     0         454,594,153      0   454,594,153
Rights/Warrants                1,787,296        0           0     1,787,296
Total                    $31,472,781  $2,267,704,209     $0  $2,299,176,990

Other Financial Instruments     $0        $1,616,933      $0   $1,610,933

* Other financial instruments include foreign exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.